SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a) Basis of preparation and consolidation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The Group’s consolidated financial statements include the financial statements of the Company and its subsidiaries and the VIE for which it is the primary beneficiary. All transactions and balances among the Company, the subsidiaries, and the VIE for which it is the primary beneficiary have been eliminated upon consolidation. Certain comparative figures have been reclassified in the Balance Sheets and Statement of Operations.

As a result of the disposal of secondary real estate brokerage services in August 2010 as described in Note 19, the termination of the Group’s secondary real estate brokerage services have been accounted for as discontinued operations in the consolidated financial statements (the “Discontinued Operations”). The Group’s continuing operations, therefore, mainly consist of real estate sales agency services and real estate consultancy services (“the Continuing Operations”). Unless otherwise noted, all figures included in the accompanying notes to the consolidated financial statements are in reference to the Group’s Continuing Operations.

With respect to the Reorganization described in Note 1(b), the Company, HK Holding, Syswin Zhi Di and the VIE were all under common control before and after the Reorganization, accordingly it has been accounted for using the pooling-of-interests method. Thus, the accompanying consolidated financial statements of the Group include the assets and liabilities of the subsidiaries and the VIE for which it is the primary beneficiary at their historical carrying amounts. In addition, the accompanying consolidated statements of operations, consolidated balance sheets and consolidated statements of cash flows include the results of operations and cash flows of the Group, as if the current group structure had been in existence throughout the periods presented. Accordingly, disclosures describing the ‘‘Company’’ or its transactions also refer to the VIE and its transactions prior to the Reorganization.

On November 3, 2010, in preparation for the initial public offering, the shareholders and Board of Directors of the Company approved resolutions effecting certain amendments to the authorized and issued share capital to effect a 12,500-for-one split of the Company’s share capital pursuant to which each ordinary share of the Company was subdivided into 12,500 shares at a par value of US$0.0000008 per share, and 2,500,000,000 of the authorized but unissued Ordinary Shares of the Company shall be re-designated as Preferred Shares of a nominal or par value of US$0.0000008 each.

All shares and per share data presented in the consolidated financial statements have been restated on a retroactive basis to reflect the effect of share split.

The consolidated financial statements have been prepared on a historical cost basis to reflect the financial position and results of operations of the Group in accordance with US GAAP and on a going concern basis.

b) Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses and the related disclosure of contingent assets and liabilities. Actual results could differ from those estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements mainly include impairment of goodwill and long-lived assets, the useful lives of property and equipment and intangible assets, allowance for doubtful accounts, and valuation allowance of deferred tax assets.

c) Convenience translation

Translations of balances in the consolidated statements of operations, consolidated balance sheets and consolidated statements of cash flows from Renminbi (“RMB”) into United States dollars (“US$”) as of and for the year ended 2011 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.2939, representing the noon buying rate in The City of New York for cable transfers of RMB, as certified for customs purposes by the Federal Reserve Bank of New York on December 30, 2011. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate, or at any other rate.

d) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits, and other short-term highly liquid investments which are unrestricted as to withdrawal or use, and which have maturities of three months or less.

e) Restricted cash

The restricted cash relates to paid in capital of subsidiaries which are in process of registration with the relevant authorities. The total amount of restricted cash was RMB 3.0 million and RMB 3.0 million as of December 31, 2010 and 2011, respectively.

f) Accounts receivable

Accounts receivable represent amounts recognized as revenue which have yet to be received from customers. The Group accrued allowance for doubtful accounts for those receivable balances which are unlikely to be collected based on management’s analysis and estimates. Receivable balances are written off after all collection efforts have been exhausted and the potential for recovery is considered remote. Accounts receivable are stated net of allowance for doubtful accounts.

g) Property and equipment

Property and equipment is stated at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Buildings (including the land use rights adhered to)*	40 years
Motor vehicles	5 years
Office equipment, furniture and electronic equipment	5 years
Leasehold improvement	Shorter of lease term or estimated useful lives of assets

*Land use rights are not separable from the buildings, as they were purchased in one transaction and from the same third party.

Repairs and maintenance expenditures, which are not considered improvements and do not extend the useful life of the property and equipment, are expensed as incurred. Gains and losses from the disposal of property and equipment are included in income from operations.

Construction in progress includes costs paid to third parties that are mainly associated with the development and construction of properties and software for internal use, and are stated as construction in progress less impairment losses. These capitalized costs are not subject to depreciation until the assets to which they are related are completed and put into use.

h) Business Combinations

The Group accounted for acquisitions made using the purchase method of accounting in accordance with ASC Topic 805, “Business Combinations”.  This method requires that the acquisition cost to be allocated to the assets, including separately identifiable intangible assets, and the liabilities that the Group acquires based on their estimated fair values. The Group makes estimates and judgments in determining the fair value of the acquired assets and liabilities based on its experience with similar assets and liabilities in similar industries. If different judgments or assumptions were used, the amounts assigned to the individual acquired assets or liabilities could be materially different.

i)  Goodwill

Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in a business combination. Goodwill is not amortized, but is tested for impairment on an annual basis and between annual tests in certain circumstances. The performance of the goodwill impairment test involves a two-step process. The first step involves comparing the fair value of the Company’s reporting units to their carrying values, including goodwill. The Company generally determines the fair value of a reporting unit using the income approach, which is based on the present value of estimated future cash flows, or the market approach. If the carrying value of a reporting unit exceeds its fair value, the second step shall be performed and an impairment loss equal to the difference between the implied fair value of the reporting unit’s goodwill and the carrying amount of the goodwill will be recorded.

j) Intangible assets

Intangible assets include identified customer relationship, which was acquired by the Group through the acquisition of Shenzhen Syswin (Note 4(a)), and the purchased software, which are stated at cost less accumulated amortization.  Amortization is computed using the straight-line method over the useful lives as below:

Customer relationship	4 years
Software	5 years

k) Revenue recognition

The Group recognizes revenue where there is persuasive evidence of an arrangement, delivery has occurred, the sales price is fixed or determinable and collectability is reasonably assured. Revenues are recorded net of sales related taxes and discounts.

(i) Real estate sales agency services

The commissions from real estate sales agency services include base commissions, supplemental commissions and incentive commissions. The Group recognizes the base commission revenue and supplemental commissions revenues when the relevant purchase contract between property developers and property buyers become unconditional or irrevocable, and the services as stipulated in the agency contracts have been rendered by the Group.

The incentive commissions represent certain performance targets agreed with the developer clients and the commissions would be earned if the targets have been achieved. Similar to the base commissions and supplemental commissions, the Group recognizes the revenue when the relevant purchase contract between the property developers and property buyers become unconditional or irrevocable, which occurs once the Group has achieved the performance targets and confirmed the related amount.

Quality assurance retention money represents the arrangement whereby the Group agrees with their developer that a portion of the commissions would only be required to be paid by the developer clients upon meeting certain pre-determined criteria. Such pre-determined criteria can be largely categorized into (i) those based on the level of satisfaction with the services as determined by the developer clients; and (ii) those based on the overall sales progress on a project. Accordingly, the quality assurance retention money would be recognized as revenue only upon the satisfaction of the pre-determined criteria.

(ii) Real estate consultancy services

For real estate consultancy services, the Group recognizes revenue on consulting services when it has completed its performance obligations under the service contracts and the payment terms are no longer contingent.

(iii) Secondary real estate brokerage services

For brokerage business services, the Group recognizes revenue upon execution of a transaction agreement between the buyer/lessee and the seller/lesser for which the Group acts as the broker. Group disposed of the secondary real estate brokerage business in August 2010, and the termination of the secondary real estate brokerage services have been accounted for as Discontinued Operations.

l) Cost of revenue

Cost of revenue primarily consisted of staff costs, leasing and office expenses, and marketing promotion expenses incurred in connection with the development projects to which the Group is engaged to provide real estate sales agency services.

m)Advertising expenses

Advertising costs are expensed as incurred. Advertising-related expenses, including promotional and marketing expenses, amounted to RMB7.9 million, RMB8.0 million, RMB22.7 million during the years ended December 31, 2009, 2010 and 2011 respectively.

n) Business tax and related surcharges

The Group is subject to business tax and related surcharges on the services provided in the PRC. Such tax is levied based on revenue at an applicable rate of approximately 5% and is recorded as a reduction of revenues.

o) Foreign currency translation

The Group uses RMB as its reporting currency.

The functional currency of the Company and its subsidiaries is RMB. Transactions denominated in currencies other than RMB are translated into RMB at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are included in the consolidated statements of operations.

p) Non-controlling interests

Non-controlling interests represent the equity interests in the Group’s subsidiary that is not attributable, either directly or indirectly, to the Group. If the carrying value of the non-controlling interests’ equity of the subsidiary is reduced to zero, the subsidiary’s losses are no longer allocated to the non-controlling interests.

As at December 31, 2011, non-controlling interest represented 8% of the equity interest in Shenzhen Syswin held by the other shareholder of Shenzhen Syswin.

q) Impairment of Long-Lived Assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the future undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment loss equal to the excess of the carrying amount over the fair value of the assets.

r) Income tax

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax assets bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which it expects the difference to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statement of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the carrying amount of deferred tax assets if it is considered more likely than not that some portion, or all, of the deferred tax assets will not be realized.

The Group does not have any significant uncertain tax positions for the years ended December 31, 2010 and 2011.

s) Statutory reserves

The Company’s indirect subsidiary, VIE and VIE’s subsidiaries in the PRC are required to make appropriations to certain non-distributable reserve funds. In accordance with the laws applicable to China’s Foreign Investment Enterprises, the subsidiary and VIE registered as wholly-owned foreign enterprises or Sino-jointly invested companies under PRC law are required to make appropriations from its after-tax profit as determined under the Accounting Standards for Business Enterprises and the “Accounting System for Business Enterprises” as promulgated by the State of the People’s Republic of China (“PRC GAAP”) to non-distributable reserve fund, including a general reserve, an enterprise expansion fund and a staff welfare and bonus fund. The appropriation to the general reserve fund must be at least 10% of their after tax profits as determined under PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the boards of directors of the related subsidiaries. In addition, in accordance with the China Company Laws, the subsidiaries of VIE registered as China domestic companies must make appropriations from its after-tax profit as determined under the PRC GAAP to non-distributable reserve funds including a statutory surplus fund, a statutory public welfare fund and a discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company. Appropriation to the statutory public welfare fund and discretionary surplus fund is made at the discretion of the respective company.

The use of the general reserve, statutory reserve is restricted to the offsetting of losses or increase in registered capital of the respective company. The enterprise expansion reserve can be used to expand production or to increase registered capital. The staff bonus and welfare fund is available to fund payments of special bonus to staff and for collective welfare benefits. The statutory public welfare fund is restricted to capital expenditures for the welfare of employees.

Appropriations of RMB12.6 million, RMB15.1 million and RMB6.0 million were made to above statutory reserve funds for the years ended December 31, 2009, 2010 and 2011, respectively.

t) Operating lease

Leases where substantially all the risks and rewards of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases net of any incentives received from the lessor are expensed on a straight-line basis over the terms of the underlying lease.

u) Net income per share

Basic net income per share is computed using the weighted average number of ordinary shares outstanding during the year. Diluted net income per share is computed using the weighted average number of ordinary share and ordinary share equivalents outstanding during the period. There is no security or other contract that may entitle its holder to obtain common stock issued by the Company during periods presented.

v) Fair value measurements

For fair value measurements, U.S. GAAP establishes a three-tier hierarchy which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 - observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - include other inputs that are directly or indirectly observable in the market place.

Level 3 - unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The carrying amount of cash, and cash equivalents, restricted cash, accounts receivable, prepaid expenses — related party, other receivables and accrued expenses and other current liabilities approximates fair value due to their short-term nature.

w) Government grant

Government grants, which do not have specific terms of usage and are not refundable, are recognized as other operating income when received.

x) Recent accounting pronouncements

In May 2011, the FASB issued revised guidance on “Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs.” The revised guidance specifies how to measure fair value and improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRSs, not requiring additional fair value measurements and not intending to establish valuation standards or affect valuation practices outside of financial reporting. The revised guidance is effective to all reporting entities that are required or permitted to measure or disclose the fair value of an asset, a liability, or an instrument classified in a reporting entity’s shareholders’ equity in the financial statements during interim and annual periods beginning after December 15, 2011. Early adoption is not permitted. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In June 2011, the FASB issued revised guidance on “Presentation of Comprehensive Income.” The revised guidance requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income and eliminates one presentation option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The revised guidance states that an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In a single continuous statement, the entity is required to present the components of net income and total net income, the components of other comprehensive income and a total for other comprehensive income, along with the total of comprehensive income in that statement. In the two-statement approach, an entity is required to present components of net income and total net income in the statements of operations. The statement of other comprehensive income should immediately follow the statements of operations and include the components of other comprehensive income and a total for other comprehensive income, along with a total for comprehensive income. In addition, in December 2011, the FASB issued revised guidance on “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards.” The revised guidance specifies that an entity should defer the changes related to the presentation of reclassification adjustments. The revised guidance is effective for interim or annual periods beginning after December 15, 2011. The Company expects that the adoption of these standards will not have any significant impact on its consolidated financial statements.

In September 2011, the FASB revised guidance on “Testing of Goodwill for Impairment”. The revised guidance specified that an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. An entity can choose to perform the qualitative assessment on none, some or all of its reporting units. Moreover, an entity can bypass the qualitative assessment for any reporting unit in any period and proceed directly to step one of the impairment test, and then resume performing the qualitative assessment in any subsequent period. The revised guidance is effective to both public and nonpublic entities that have goodwill reported in their financial statements during interim and annual periods beginning after December 15, 2011. The Company expects that the adoption of this standard will not have any significant impact on its consolidated financial statements.

In December 2011, the FASB issued revised guidance on “Disclosures About Offsetting Assets and Liabilities”. The revised guidance specified that an entity should disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The revised guidance affected all entities that have financial instruments and derivative instruments. The revised guidance is effective for interim or annual periods beginning after December 15, 2011. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.